Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 25, 2021	May 01, 2021	Sep. 27, 2025	Sep. 28, 2024	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

							Value of initial fixed $100
Fiscal Year	Summary compensation table total for PEO (Fachner)(1)	Summary compensation table total for PEO (Shreiber)(2)	Compensation actually paid to PEO (Fachner)(3)	Compensation actually paid to PEO (Shreiber)(4)	Average summary compensation table total for non-PEO NEOs(5)	Average compensation actually paid to non-PEO NEOs(6)	Total shareholder return(7)	Peer group total shareholder return(8)	Net Earnings(9)	Adjusted EBITDA(10)
(a)	(b1)	(b2)	(c1)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$3,978,647	$—	$1,780,358	$—	$750,712	$583,188	$81.06	$107.06	$65,595	$180,857
2024	4,124,878	—	4,334,750	—	851,171	878,224	141.58	125.85	86,551	200,085
2023	4,569,359	—	5,061,370	—	964,224	1,024,944	132.13	114.15	78,906	181,555
2022	3,048,158	—	1,999,614	—	696,179	560,871	102.64	111.70	47,235	124,068
2021	1,493,218	561,299	1,908,781	955,872	393,859	480,685	118.98	104.52	55,607	127,952

(1)
The dollar amounts reported in column (b1) are the amounts of total compensation reported for Mr. Fachner (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Fachner began serving as Chief Executive Officer in May 2021, subsequent to Mr. Shreiber’s service as Chief Executive Officer which ended in May 2021.

(2)
The dollar amounts reported in column (b2) are the amounts of total compensation reported for Mr. Shreiber (our Chief Executive Officer in fiscal year 2021) for fiscal year 2021 in the “Total” column of the Summary Compensation Table for fiscal year 2021.

(3)
The dollar amounts reported in column (c1) represent the amount of “compensation actually paid” to Mr. Fachner, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fachner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fachner’s total compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO
2025	$3,978,647	$2,059,973	$(2,198,289)	$1,780,358
2024	4,124,878	2,100,051	209,872	4,334,750
2023	4,569,359	2,250,063	492,011	5,061,370
2022	3,048,158	1,500,032	(1,048,544)	1,999,614
2021	1,493,218	—	415,563	1,908,781

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Grant Date Fair Value of Equity Awards Granted in the Year ($)	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$(2,059,973)	$1,190,918	$(1,506,380)	$—	$75,168	$—	$101,978	$(2,198,289)
2024	(2,100,051)	2,135,283	106,632	—	(3,659)	—	71,667	209,872
2023	(2,250,063)	2,429,712	87,263	—	177,672	—	47,427	492,011
2022	(1,500,032)	661,007(1)	(120,401)	—	(101,695)	—	12,577	(1,048,544)
2021	—	—	248,077	—	167,486	—	—	415,563

(1)
The year end fair value of equity awards in fiscal year 2022 does not include the value of the performance-vesting restricted stock units granted during the fiscal year. The performance condition related to these awards was determined to not likely be met as of the end of the fiscal year in which the awards were granted.

(4)
The dollar amounts reported in column (c2) represent the amount of “compensation actually paid” to Mr. Shreiber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shreiber during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shreiber’s total compensation to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO
2021	$561,299	$560,600	$394,573	$955,872

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Grant Date Fair Value of Equity Awards Granted in the Year ($)	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2021	$(560,600)	$475,061	$480,112	—	—	—	$394,573

(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Fachner and Mr. Shreiber) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Shawn Munsell, Michael Pollner, Stephen Every, and Lynwood Mallard (ii) for 2024, Ken Plunk, Michael Pollner, Stephen Every, and Lynwood Mallard, (iii) for 2023 and 2022, Ken Plunk, Stephen Every, Lynwood Mallard, and Bob Cranmer and (iv) for 2021, Ken Plunk, Robert Pape, Stephen Every, Lynwood Mallard, Robert Radano and Dennis Moore.

(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Fachner and Mr. Shreiber), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2025	$750,712	$237,124	$(167,524)	$583,188
2024	851,171	212,508	27,053	878,224
2023	964,224	318,786	60,720	1,024,944
2022	696,179	212,519	(135,308)	560,871
2021	393,859	34,625	86,826	480,685

(a)	The amounts deducted or added in calculating the total average equity award adjustments in accordance with Item 402(v) of Regulation S-K are as follows:

Fiscal Year	Average Grant Date Fair Value of Equity Awards Granted in the Year ($)	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$(237,124)	$134,848	$(78,189)	$—	$5,249	$—	$7,692	$(167,524)
2024	(212,508)	215,613	13,925	—	1,674	—	8,349	27,053
2023	(318,786)	344,238	15,926	—	12,250	—	7,092	60,720
2022	(212,519)	93,639 (1)	(13,268)	—	(5,626)	—	2,466	(135,308)
2021	(34,625)	40,436	48,407	—	31,972	—	636	86,826

(1)
The year end fair value of equity awards in fiscal year 2022 does not include the value of the performance-vesting restricted stock units granted during the fiscal year. The performance condition related to these awards was determined to not likely be met as of the end of the fiscal year in which they were granted.

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Packaged Foods & Meats Index.

(9)	The dollar amounts reported represent the amount of net earnings (in thousands) reflected in the Company’s audited financial statements for the applicable year.
(10)
The dollar amounts reported reflect Adjusted EBITDA (in thousands), which is a performance measure used when determining annual non-equity incentive bonuses and a portion of our long-term equity grants. Adjusted EBITDA consists of net earnings adjusted to exclude: income taxes (benefit); investment income; interest expense; depreciation and amortization; share-based compensation expense; COVID-19 related expenses (recoveries); net (gain) loss on sale or disposal of assets; impairment charges; restructuring costs; merger and acquisition costs; acquisition related inventory adjustments; strategic business transformation costs; integration costs; gain on insurance proceeds received for damage to property, plant, and equipment; non-recurring legal expenses; and plant closure expenses.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in column (b1) are the amounts of total compensation reported for Mr. Fachner (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table. Mr. Fachner began serving as Chief Executive Officer in May 2021, subsequent to Mr. Shreiber’s service as Chief Executive Officer which ended in May 2021.

(2)
The dollar amounts reported in column (b2) are the amounts of total compensation reported for Mr. Shreiber (our Chief Executive Officer in fiscal year 2021) for fiscal year 2021 in the “Total” column of the Summary Compensation Table for fiscal year 2021.

(5)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Fachner and Mr. Shreiber) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Shawn Munsell, Michael Pollner, Stephen Every, and Lynwood Mallard (ii) for 2024, Ken Plunk, Michael Pollner, Stephen Every, and Lynwood Mallard, (iii) for 2023 and 2022, Ken Plunk, Stephen Every, Lynwood Mallard, and Bob Cranmer and (iv) for 2021, Ken Plunk, Robert Pape, Stephen Every, Lynwood Mallard, Robert Radano and Dennis Moore.

Peer Group Issuers, Footnote
(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Packaged Foods & Meats Index.

Adjustment To PEO Compensation, Footnote
(3)
The dollar amounts reported in column (c1) represent the amount of “compensation actually paid” to Mr. Fachner, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Fachner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Fachner’s total compensation for each year to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO
2025	$3,978,647	$2,059,973	$(2,198,289)	$1,780,358
2024	4,124,878	2,100,051	209,872	4,334,750
2023	4,569,359	2,250,063	492,011	5,061,370
2022	3,048,158	1,500,032	(1,048,544)	1,999,614
2021	1,493,218	—	415,563	1,908,781

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Grant Date Fair Value of Equity Awards Granted in the Year ($)	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$(2,059,973)	$1,190,918	$(1,506,380)	$—	$75,168	$—	$101,978	$(2,198,289)
2024	(2,100,051)	2,135,283	106,632	—	(3,659)	—	71,667	209,872
2023	(2,250,063)	2,429,712	87,263	—	177,672	—	47,427	492,011
2022	(1,500,032)	661,007(1)	(120,401)	—	(101,695)	—	12,577	(1,048,544)
2021	—	—	248,077	—	167,486	—	—	415,563

(1)
The year end fair value of equity awards in fiscal year 2022 does not include the value of the performance-vesting restricted stock units granted during the fiscal year. The performance condition related to these awards was determined to not likely be met as of the end of the fiscal year in which the awards were granted.

(4)
The dollar amounts reported in column (c2) represent the amount of “compensation actually paid” to Mr. Shreiber, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shreiber during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shreiber’s total compensation to determine the compensation actually paid:

Fiscal Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Equity Award Adjustments(a)	Compensation Actually Paid to PEO
2021	$561,299	$560,600	$394,573	$955,872

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Grant Date Fair Value of Equity Awards Granted in the Year ($)	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2021	$(560,600)	$475,061	$480,112	—	—	—	$394,573

Non-PEO NEO Average Total Compensation Amount			$ 750,712	$ 851,171	$ 964,224	$ 696,179	$ 393,859
Non-PEO NEO Average Compensation Actually Paid Amount			$ 583,188	878,224	1,024,944	560,871	480,685
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Fachner and Mr. Shreiber), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) for each year to determine the compensation actually paid, using the same methodology described above in Note 3:

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments(a)	Average Compensation Actually Paid to Non- PEO NEOs
2025	$750,712	$237,124	$(167,524)	$583,188
2024	851,171	212,508	27,053	878,224
2023	964,224	318,786	60,720	1,024,944
2022	696,179	212,519	(135,308)	560,871
2021	393,859	34,625	86,826	480,685

(a)	The amounts deducted or added in calculating the total average equity award adjustments in accordance with Item 402(v) of Regulation S-K are as follows:

Fiscal Year	Average Grant Date Fair Value of Equity Awards Granted in the Year ($)	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$(237,124)	$134,848	$(78,189)	$—	$5,249	$—	$7,692	$(167,524)
2024	(212,508)	215,613	13,925	—	1,674	—	8,349	27,053
2023	(318,786)	344,238	15,926	—	12,250	—	7,092	60,720
2022	(212,519)	93,639 (1)	(13,268)	—	(5,626)	—	2,466	(135,308)
2021	(34,625)	40,436	48,407	—	31,972	—	636	86,826

(1)
The year end fair value of equity awards in fiscal year 2022 does not include the value of the performance-vesting restricted stock units granted during the fiscal year. The performance condition related to these awards was determined to not likely be met as of the end of the fiscal year in which they were granted.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Fachner and Mr. Shreiber, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) is aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Fachner, Mr. Shreiber, and to the other NEOs, is comprised of equity awards. The Company’s cumulative TSR over the five-year period presented in the table was -29%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 Packaged Foods & Meats Index, was 7% over the five years presented in the table. The Company’s cumulative TSR underperformed the S&P 500 Packaged Foods & Meats Index during the five years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Earnings
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Fachner and Mr. Shreiber, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) is generally aligned with the Company’s net earnings over the five years presented in the table. While the Company does not use net earnings as a performance measure in the overall executive compensation program, the measure of net earnings is correlated with the measure Adjusted EBITDA, which the company does use for when setting goals in the Company’s incentive plans.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Fachner and Mr. Shreiber and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) is generally aligned with the Company’s Adjusted EBITDA over the five years presented in the table. The Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to Company performance. The Company utilizes Adjusted EBITDA when determining annual non-equity incentive bonuses and the Company’s long term equity awards.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Fachner and Mr. Shreiber, and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Fachner and Mr. Shreiber) is aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to Mr. Fachner, Mr. Shreiber, and to the other NEOs, is comprised of equity awards. The Company’s cumulative TSR over the five-year period presented in the table was -29%, while the cumulative TSR of the peer group presented for this purpose, the S&P 500 Packaged Foods & Meats Index, was 7% over the five years presented in the table. The Company’s cumulative TSR underperformed the S&P 500 Packaged Foods & Meats Index during the five years presented in the table.

Tabular List, Table
Financial Performance Measures
The financial measures that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	Adjusted EBITDA
•	Net Sales

Total Shareholder Return Amount			$ 81.06	141.58	132.13	102.64	118.98
Peer Group Total Shareholder Return Amount			107.06	125.85	114.15	111.7	104.52
Net Income (Loss)			$ 65,595,000	$ 86,551,000	$ 78,906,000	$ 47,235,000	$ 55,607,000
Company Selected Measure Amount			180,857,000	200,085,000	181,555,000	124,068,000	127,952,000
PEO Name	Mr. Fachner	Mr. Shreiber	Mr. Fachner	Mr. Fachner	Mr. Fachner	Mr. Fachner
Equity Awards Adjustments, Footnote
(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Grant Date Fair Value of Equity Awards Granted in the Year ($)	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$(2,059,973)	$1,190,918	$(1,506,380)	$—	$75,168	$—	$101,978	$(2,198,289)
2024	(2,100,051)	2,135,283	106,632	—	(3,659)	—	71,667	209,872
2023	(2,250,063)	2,429,712	87,263	—	177,672	—	47,427	492,011
2022	(1,500,032)	661,007(1)	(120,401)	—	(101,695)	—	12,577	(1,048,544)
2021	—	—	248,077	—	167,486	—	—	415,563

(1)
The year end fair value of equity awards in fiscal year 2022 does not include the value of the performance-vesting restricted stock units granted during the fiscal year. The performance condition related to these awards was determined to not likely be met as of the end of the fiscal year in which the awards were granted.

(a)
The equity award adjustments include the addition (or subtraction, as applicable) of the amounts specified in the following table, in accordance with Item 402(v) of Regulation S-K. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Fiscal Year	Grant Date Fair Value of Equity Awards Granted in the Year ($)	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2021	$(560,600)	$475,061	$480,112	—	—	—	$394,573

(a)	The amounts deducted or added in calculating the total average equity award adjustments in accordance with Item 402(v) of Regulation S-K are as follows:

Fiscal Year	Average Grant Date Fair Value of Equity Awards Granted in the Year ($)	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2025	$(237,124)	$134,848	$(78,189)	$—	$5,249	$—	$7,692	$(167,524)
2024	(212,508)	215,613	13,925	—	1,674	—	8,349	27,053
2023	(318,786)	344,238	15,926	—	12,250	—	7,092	60,720
2022	(212,519)	93,639 (1)	(13,268)	—	(5,626)	—	2,466	(135,308)
2021	(34,625)	40,436	48,407	—	31,972	—	636	86,826

(1)
The year end fair value of equity awards in fiscal year 2022 does not include the value of the performance-vesting restricted stock units granted during the fiscal year. The performance condition related to these awards was determined to not likely be met as of the end of the fiscal year in which they were granted.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Net Sales
Mr. Fachner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,978,647	$ 4,124,878	$ 4,569,359	$ 3,048,158	$ 1,493,218
PEO Actually Paid Compensation Amount			1,780,358	4,334,750	5,061,370	1,999,614	1,908,781
Mr. Shreiber [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	0	561,299
PEO Actually Paid Compensation Amount			0	0	0	0	955,872
PEO | Mr. Fachner [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,198,289)	209,872	492,011	(1,048,544)	415,563
PEO | Mr. Fachner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,059,973)	(2,100,051)	(2,250,063)	(1,500,032)	0
PEO | Mr. Fachner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,190,918	2,135,283	2,429,712	661,007	0
PEO | Mr. Fachner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,506,380)	106,632	87,263	(120,401)	248,077
PEO | Mr. Fachner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Fachner [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			75,168	(3,659)	177,672	(101,695)	167,486
PEO | Mr. Fachner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Mr. Fachner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			101,978	71,667	47,427	12,577	0
PEO | Mr. Shreiber [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							394,573
PEO | Mr. Shreiber [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(560,600)
PEO | Mr. Shreiber [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							475,061
PEO | Mr. Shreiber [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							480,112
PEO | Mr. Shreiber [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Shreiber [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
PEO | Mr. Shreiber [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(167,524)	27,053	60,720	(135,308)	86,826
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(237,124)	(212,508)	(318,786)	(212,519)	(34,625)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			134,848	215,613	344,238	93,639	40,436
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(78,189)	13,925	15,926	(13,268)	48,407
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,249	1,674	12,250	(5,626)	31,972
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 7,692	$ 8,349	$ 7,092	$ 2,466	$ 636